Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 71,038
Balance at end of year	$ 77,037	$ 71,038
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	20,000,000
Balance at end of year (shares)	20,000,000	20,000,000
Balance at beginning of year	$ 500
Balance at end of year	$ 500	$ 500
Dividend declared per share	$ 0.96	$ 0.96
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	16,000,000
Balance at end of year (shares)	16,000,000	16,000,000
Balance at beginning of year	$ 400
Balance at end of year	$ 400	$ 400
Dividend declared per share	$ 0.91	$ 0.91
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	12,000,000
Balance at end of year (shares)	12,000,000	12,000,000
Balance at beginning of year	$ 300
Balance at end of year	$ 300	$ 300
Dividend declared per share	$ 0.96	$ 0.96
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	8,000,000
Balance at end of year (shares)	8,000,000	8,000,000
Balance at beginning of year	$ 200
Balance at end of year	$ 200	$ 200
Dividend declared per share	$ 0.76	$ 0.76
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	16,000,000
Balance at end of year (shares)	16,000,000	16,000,000
Balance at beginning of year	$ 400
Balance at end of year	$ 400	$ 400
Dividend declared per share	$ 1.21	$ 1.21
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	14,000,000
Balance at end of year (shares)	14,000,000	14,000,000
Balance at beginning of year	$ 350
Balance at end of year	$ 350	$ 350
Dividend declared per share	$ 1.28	$ 1.28
Class B Series 50 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	500,000
Balance at end of year (shares)	500,000	500,000
Balance at beginning of year	$ 500
Balance at end of year	$ 500	$ 500
Dividend declared per share	$ 73.73	$ 24.64
Class B Series 52 [member]
Disclosure of classes of share capital [line items]
Balance at end of year (shares)	650,000
Balance at end of year	$ 650
Dividend declared per share	$ 57.52
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 2,650
Balance at end of year	3,300	$ 2,650
Preferred Shares and Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	6,308	5,558
Balance at end of year	$ 6,958	$ 6,308
Common Shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	677,106,878	648,136,472
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan (shares)	13,482,314	7,531,233
Issued under the Stock Option Plan and other stock-based compensation plans (shares)	724,853	733,591
Treasury shares sold/(purchased) (shares)	101,178	(138,168)
Issued to align capital position with increased regulatory requirements as announced by OSFI (shares)	28,331,227
Issued for acquisitions (Note 10) (shares)	1,162,711	20,843,750
Balance at end of year (shares)	720,909,161	677,106,878
Balance at beginning of year	$ 17,744	$ 13,599
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan	1,609	999
Issued under the Stock Option Plan and other stock-based compensation plans	61	57
Treasury shares sold/(purchased)	14	(17)
Issued to align capital position with increased regulatory requirements as announced by OSFI	3,360	0
Issued for acquisitions (Note 10)	153	3,106
Balance at end of year	$ 22,941	$ 17,744
Dividend declared per share	$ 5.8	$ 5.44
4.8% Additional Tier 1 Capital Notes (NVCC) [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 658
Balance at end of year	658	$ 658
4.3% Series 1 LRCNs [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	1,250
Balance at end of year	1,250	1,250
5.625% Series 2 LRCNs [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	750
Balance at end of year	750	750
7.325% Series 3 LRCNs [member] | Other Equity Instruments [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	1,000
Balance at end of year	$ 1,000	$ 1,000